UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06071

Deutsche DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One International Place
Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-250-2500

Date of fiscal year end: 12/31

DWS U.S. Bond Index Fund

Date of reporting period: 7/1/18-10/15/18

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06071
Reporting Period: 07/01/2018 - 10/15/2018
Deutsche DWS Institutional Funds

========================= DWS US Bond Index Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

Deutsche DWS Institutional Funds

By (Signature and Title) /s/ Hepsen Uzcan

                                   Hepsen
Uzcan, Chief Executive Officer and President

Date 2/22/19